UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21470

Eaton Vance Tax-Advantaged Global Dividend Income Fund
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31*

Date of reporting period:	September 30, 2006

* The fiscal year end for Eaton Vance Tax-Advantaged Global Dividend Income Fund was recently changed from December 31 to October 31.

Item 1. Schedule of Investments

Eaton Vance Tax-Advantaged Global Dividend Income Fund                                           as of September 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 117.0%

Security	Shares	Value
Beverages — 1.8%
Diageo PLC	2,000,000	$35,235,231
		$35,235,231
Capital Markets — 2.1%
Merrill Lynch & Co., Inc.	200,000	15,644,000
UBS AG	400,000	23,843,927
		$39,487,927
Commercial Banks — 15.9%
Allied Irish Banks PLC	1,000,000	26,597,130
Bank of Montreal	400,000	24,308,000
Bank of Nova Scotia	1,150,000	49,530,500
Barclays PLC	2,000,000	25,162,008
BNP Paribas SA	250,000	26,838,837
Credit Agricole SA	100,000	4,380,054
HBOS PLC	750,000	14,795,600
HSBC Holdings PLC	2,500,000	45,499,181
Lloyds TSB Group PLC	1,500,000	15,130,555
Societe Generale	300,000	47,612,655
Wells Fargo & Co.	700,000	25,326,000
		$305,180,520
Communications Equipment — 0.2%
Nokia Oyj ADR	200,000	3,938,000
		$3,938,000
Construction & Engineering — 1.4%
Vinci SA	250,000	27,764,809
		$27,764,809
Construction Materials — 0.7%
Cemex SA de CV ADR (1)	422,668	12,713,853
		$12,713,853
Distributors — 0.9%
Genuine Parts Co.	400,000	17,252,000
		$17,252,000
Diversified Financial Services — 2.6%
Bank of America Corp.	400,000	21,428,000
Citigroup, Inc.	400,000	19,868,000
JPMorgan Chase & Co.	200,000	9,392,000
		$50,688,000
Diversified Telecommunication Services — 6.8%
AT&T, Inc.	1,400,000	45,584,000
BCE, Inc.	1,098,000	29,744,820

Bell Aliant Regional Communications Income Fund (1)(2)	87,000	$2,725,452
BellSouth Corp.	600,000	25,650,000
BT Group PLC	4,000,000	20,046,787
Windstream Corp.	465,267	6,136,872
		$129,887,931
Electric Utilities — 16.1%
E.ON AG	500,000	59,233,780
Edison International	650,000	27,066,000
Endesa, SA	150,000	6,377,333
Enel SPA	500,000	4,559,420
Entergy Corp.	500,000	39,115,000
Exelon Corp.	660,000	39,956,400
FPL Group, Inc.	700,000	31,500,000
Scottish and Southern Energy PLC	2,500,000	61,434,447
Scottish Power PLC (2)	1,825,396	22,181,894
Southern Co.	500,000	17,230,000
		$308,654,274
Electrical Equipment — 3.0%
Cooper Industries, Ltd., Class A	225,000	19,174,500
Emerson Electric Co.	450,000	37,737,000
		$56,911,500
Food Products — 1.8%
Nestle SA	100,000	34,747,554
		$34,747,554
Hotels, Restaurants & Leisure — 1.6%
McDonald’s Corp.	800,000	31,296,000
		$31,296,000
Household Durables — 0.6%
Stanley Works	250,000	12,462,500
		$12,462,500
Independent Power Producers & Energy Traders — 2.4%
Drax Group PLC	1,300,000	20,258,584
TXU Corp.	400,200	25,020,504
		$45,279,088
Industrial Conglomerates — 2.2%
General Electric Co.	450,000	15,885,000
Siemens AG	300,000	26,076,771
		$41,961,771
Insurance — 5.9%
American International Group, Inc.	200,000	13,252,000
AON Corp.	400,000	13,548,000
Lincoln National Corp.	400,000	24,832,000

Prudential Financial, Inc.	465,000	$35,456,250
St. Paul Travelers Cos., Inc.	300,000	14,067,000
Willis Group Holdings Ltd.	300,000	11,400,000
		$112,555,250
Machinery — 1.7%
Deere & Co.	400,000	33,564,000
		$33,564,000
Media — 0.4%
Publishing & Broadcasting, Ltd.	100,000	1,389,023
Reed Elsevier NV	100,000	1,665,683
Wolters Kluwer NV	200,000	5,204,841
		$8,259,547
Metals & Mining — 3.7%
Fording Canadian Coal Trust	750,000	19,897,500
Freeport-McMoRan Copper & Gold, Inc., Class B	350,000	18,641,000
Mittal Steel Co. NV	400,000	13,890,690
Southern Copper Corp.	200,000	18,500,000
		$70,929,190
Multi-Utilities — 7.4%
Ameren Corp.	268,000	14,147,720
RWE AG	650,000	59,814,829
United Utilities PLC	1,471,400	19,380,427
Veolia Environnement	813,234	48,953,964
		$142,296,940
Oil, Gas & Consumable Fuels — 15.3%
BP PLC ADR	800,000	52,464,000
Chevron Corp.	650,000	42,159,000
ENI SPA	1,280,000	37,994,109
Marathon Oil Corp.	550,000	42,295,000
Neste Oil Oyj	500,000	14,566,045
Statoil ASA	2,200,000	52,452,422
Total SA ADR	800,000	52,752,000
		$294,682,576
Pharmaceuticals — 8.4%
AstraZeneca PLC	400,000	24,924,672
GlaxoSmithKline PLC	1,500,000	39,798,652
Johnson & Johnson	400,000	25,976,000
Sanofi-Aventis ADR	400,000	17,788,000
Wyeth	1,050,000	53,382,000
		$161,869,324
Real Estate Investment Trusts (REITs) — 5.4%
AvalonBay Communities, Inc.	200,000	24,080,000
Boston Properties, Inc.	170,000	17,567,800

Developers Diversified Realty Corp.	375,000	$20,910,000
Simon Property Group, Inc.	260,000	23,561,200
SL Green Realty Corp.	150,000	16,755,000
		$102,874,000
Road & Rail — 1.1%
Burlington Northern Santa Fe Corp.	300,000	22,032,000
		$22,032,000
Specialty Retail — 0.4%
Kingfisher PLC	1,633,984	7,488,940
		$7,488,940
Textiles, Apparel & Luxury Goods — 1.8%
Compagnie Financiere Richemont AG, Class A	700,000	33,617,238
		$33,617,238
Tobacco — 3.7%
Altria Group, Inc.	850,000	65,067,500
Imperial Tobacco Group PLC	200,000	6,643,054
		$71,710,554
Wireless Telecommunication Services — 1.7%
Alltel Corp.	450,000	24,975,000
Bouygues SA	150,000	8,001,694
		$32,976,694
Total Common Stocks (identified cost $1,678,436,225)		$2,248,317,211

Preferred Stocks — 22.0%

Security	Shares	Value
Capital Markets — 0.9%
UBS Preferred Funding Trust I, 8.622% (2)(3)	150,000	17,346,105
		$17,346,105
Commercial Banks — 11.1%
Abbey National Capital Trust I, 8.963% (2)(3)	232,500	31,331,305
Abbey National PLC, 7.375%	143,500	3,659,250
ABN AMRO Capital Funding Trust VII, 6.08%	149,000	3,653,480
ABN AMRO North America Capital Funding Trust, 6.968% (3)(4)	3,300	3,468,094
Barclays Bank PLC, 8.55% (2)(3)(4)	218,600	25,135,699
BNP Paribas Capital Trust, 9.003% (2)(3)(4)	150,000	17,238,750
CA Preferred Fund Trust II, 7.00% (2)	50,000	5,130,550
CA Preferred Fund Trust, 7.00% (2)	250,000	25,588,100
Den Norske Bank, 7.729% (1)(2)(3)(4)	50,000	5,509,125
First Tennessee Bank, 6.35719% (3)(4)	8,275	8,525,319
HSBC Capital Funding LP, 9.547% (2)(3)(4)	210,000	24,349,269

Lloyds TSB Bank PLC, 6.90% (2)	220,000	$22,275,682
Nordbanken AB, 8.95% (2)(3)(4)	15,700	1,774,911
Royal Bank of Scotland Group PLC, 9.118% (2)	235,750	27,402,236
US Bancorp, Series B, 6.10688% (3)	300,000	7,755,000
		$212,796,770
Diversified Financial Services — 1.2%
Bank of America Corp., Series D, 6.204%	400,000	10,208,000
ING Groep NV, 6.125%	155,000	3,845,550
ING Group NV, 7.20%	330,000	8,467,800
		$22,521,350
Food Products — 1.1%
Dairy Farmers of America, 7.875% (4)	222,480	22,105,613
		$22,105,613
Insurance — 6.2%
ACE, Ltd., 7.80%	177,500	4,606,125
Aegon NV, 6.375%	400,000	10,116,000
Aegon NV, 6.50%	70,000	1,775,900
Arch Capital Group, Ltd., 7.875%	11,000	284,350
Arch Capital Group, Ltd., 8.00%	77,000	2,048,200
AXA, 7.10% (2)	225,000	22,964,422
Endurance Specialty Holdings, Ltd., 7.75%	307,200	7,848,960
ING Capital Funding Trust III, 8.439% (2)(3)	170,000	19,236,418
MetLife, Inc., 6.33% (3)	202,500	5,234,625
MetLife, Inc., 6.50%	97,500	2,526,225
Prudential PLC, 6.50% (2)	207,000	20,233,298
RenaissanceRe Holdings, Ltd., 6.08%	447,500	9,943,450
Zurich Regcaps Fund Trust VI, 6.115% (3)(4)	12,500	12,640,625
		$119,458,598
Multi-Utilities — 0.4%
Southern California Edison, 6.000%	80,000	8,113,360
		$8,113,360
Thrifts & Mortgage Finance — 1.1%
Federal Home Loan Mortgage Corp., Series F, 5.00%	80,000	3,460,000
Federal Home Loan Mortgage Corp., Series M, 3.93%	100,000	4,225,000
Federal Home Loan Mortgage Corp., Series S, 0.00% (3)	50,000	2,562,500
Federal National Mortgage Association, Series K, 5.396% (3)	55,000	2,763,750
Federal National Mortgage Association, Series M, 4.75%	100,000	4,131,000
Federal National Mortgage Association, Series O, 7.625%	60,000	3,191,250
		$20,333,500
Total Preferred Stocks (identified cost $435,441,133)		$422,675,296

Total Investments — 139.0% (identified cost $2,113,877,358)	$2,670,992,507
Other Assets, Less Liabilities — (0.0)%	$(43,801)
Auction Preferred Shares, Plus Cumulative Unpaid Dividends — (39.0)%	$(750,054,410)
Net Assets — 100.0%	$1,920,894,296

ADR	—	American Depository Receipt
(1)		Non-income producing security.
(2)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(3)		Variable rate security. The stated interest rate represents the rate in effect at September 30, 2006.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the aggregate value of the securities is $120,747,405 or 6.3% of the Fund’s net assets.

Country Concentration of Portfolio

	Percentage of
Country	Total Investments	Value
United States	52.0%	$1,388,408,667
United Kingdom	17.1	456,686,197
France	7.0	186,516,435
Germany	5.4	145,125,380
Canada	4.7	126,490,622
Switzerland	3.4	92,208,719
Norway	2.2	57,961,547
Bermuda	1.9	50,415,110
Netherlands	1.7	44,966,464
Italy	1.6	42,553,529
Ireland	1.0	26,597,130
Other countries, less than 1%	2.0	53,062,707
	100.00	$2,670,992,507

The Fund did not have any open financial instruments at September 30, 2006.

The cost and unrealized appreciation (depreciation) in value of investments owned by the Fund at September 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$2,114,403,372
Gross unrealized appreciation	$575,643,460
Gross unrealized depreciation	(19,054,345)
Net unrealized appreciation	$556,589,115

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Global Dividend Income Fund

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	November 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	November 22, 2006

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer

Date:	November 22, 2006